Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	6,552,352	6,547,354	13,716,794
Common stock, shares outstanding	6,197,760	6,194,705	13,372,819
Treasury stock, shares	354,592	352,649	343,975
Preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	14,880,000	14,880,000	14,880,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Series D convertible preferred stock, non-voting
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000	100,000	100,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Series A junior participating preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000	20,000	20,000
Preferred stock, shares issued
Preferred stock, shares outstanding